CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Share capital	Contributed surplus [1]	Accumulated other comprehensive (loss) income [1]	Deficit	Attributable to Yamana equity holders	Non- controlling interests
Balance, beginning of year (Balances without adoption of IFRS 15) at Dec. 31, 2016	$ 4,580.0		$ 7,630.5	$ 17.8	$ (5.8)	$ (3,130.3)	$ 4,512.2	$ 67.8
Balance, beginning of year (IFRS 9) at Dec. 31, 2016	0.0				2.3	(2.3)
Balance, beginning of year at Dec. 31, 2016	4,580.0		7,630.5	17.8	(3.5)	(3,132.6)	4,512.2	67.8
Changes in equity [abstract]
Net loss	(198.1)	[2]				(188.5)	(188.5)	(9.6)
Other comprehensive income, net of income tax	6.7	[3]			5.7		5.7	1.0
Comprehensive income	(191.4)	[3]			5.7	(188.5)	(182.8)	(8.6)
Transactions with owners
Offering of purchase rights of Brio Gold	70.9							70.9
Issued on vesting of restricted share units (Note 29(a))	0.0		2.9	(2.9)
Vesting restricted share units	10.1			3.1			3.1	7.0
Restricted share units cancellation	(3.2)							(3.2)
Dividend reinvestment plan (Note 29(a))	0.3		0.3				0.3
Dividends (Note 29(b))	(19.4)					(19.4)	(19.4)
Total reserve balance, end of year (Balances without adoption of IFRS 15) at Dec. 31, 2017	4,447.3		7,633.7	18.0	2.2	(3,340.5)	4,313.4	133.9
Total reserve balance, end of year (Effect of change) at Dec. 31, 2017	(16.4)					(16.4)	(16.4)
Total reserve balance, end of year (IFRS 9) at Dec. 31, 2017	0.0				(8.8)	8.8
Total reserve balance, end of year (Adjusted balance) at Dec. 31, 2017	4,430.9		7,633.7	18.0	(6.6)	(3,348.1)	4,297.0	133.9
Total reserve balance, end of year at Dec. 31, 2017	4,447.3	[2]	7,633.7
Changes in equity [abstract]
Net loss | Balances without adoption of IFRS 15	(295.5)
Net loss | Effect of change	(2.2)
Net loss	(297.7)					(284.6)	(284.6)	(13.1)
Other comprehensive income, net of income tax	(10.5)				(9.8)		(9.8)	(0.7)
Comprehensive income	(308.2)				(9.8)	(284.6)	(294.4)	(13.8)
Transactions with owners
Disposal of Brio Gold (Note 6)	(101.7)							(101.7)
Disposal of part interest in subsidiary (Note 31)	16.0							16.0
Issued on vesting of restricted share units (Note 29(a))	0.0		2.3	(2.3)
Vesting restricted share units	5.0			4.7			4.7	0.3
Dividend reinvestment plan (Note 29(a))	0.4		0.4				0.4
Dividends (Note 29(b))	(19.2)					(19.2)	(19.2)
Total reserve balance, end of year (Balances without adoption of IFRS 15) at Dec. 31, 2018	4,042.6
Total reserve balance, end of year (Effect of change) at Dec. 31, 2018	(18.6)
Total reserve balance, end of year at Dec. 31, 2018	$ 4,024.0		$ 7,636.4	$ 20.4	$ (16.9)	$ (3,650.6)	$ 3,989.3	$ 34.7

[1]	In the current year the Company is presenting 'Contributed Surplus' and 'Accumulated Other Comprehensive (loss) income' as separate components of equity on the face of the Consolidated Statement of Changes in Equity. In the prior year these items were included in 'Reserves', with further detail provided in the accompanying notes to the Consolidated Financial Statements. This change has also resulted in a consequential change to the equity section of the Consolidated Balance Sheets.
[2]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.
[3]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.